Warrants (Details) - Schedule of Status of Warrants Outstanding and Exercisable	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of Status of Warrants Outstanding and Exercisable [Abstract]
Warrants outstanding, Warrants | shares
Warrants outstanding, Weighted Average Exercise Price | $ / shares
Warrants outstanding, Warrants | shares	12,431,674
Warrants outstanding, Weighted Average Exercise Price | $ / shares	$ 10.72
Warrants exercisable, Warrants | shares	12,431,674
Warrants exercisable, Weighted Average Exercise Price | $ / shares	$ 10.72
Issued, Warrants | shares	12,816,480
Issued, Weighted Average Exercise Price | $ / shares	$ 10.75
Exercised, Warrants | shares	(384,806)
Exercised, Weighted Average Exercise Price | $ / shares	$ 11.5
Expired, Warrants | shares
Expired, Weighted Average Exercise Price | $ / shares